Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2021-2024) (Detail) - Plan 2021-2024 [member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	818,823	1,252,400
Granted	50,037		1,252,400
Settled	(367,371)	(418,598)
Expired	(23,392)	(14,979)
Amount at the end of the fiscal year	478,097	818,823	1,252,400
Expense recognized during the fiscal year | $	$ 17	$ 6	$ 2
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 36.43	$ 8	$ 8